Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Hong Kong profit tax
Current tax expenses	—	—	909,153	117,042
Deferred tax (credit) expenses	(2,666,331)	1,500,878	1,220,451	157,120
Total	(2,666,331)	1,500,878	2,129,604	274,162

Schedule of Effective Tax Rates

The Company’s effective tax rates were as follows:

	For the years ended December 31,
	2022	2023	2024
Income tax rate in the BVI, permanent tax holiday	0%	0%	0%
Hong Kong statutory income tax rate	(16.5)%	16.5%	16.5%
Effect of different tax rates available to different jurisdictions	—	—	(3.9)%
Effect of non-taxable income	(3.5)%	—	(0.1)%
Effect of tax loss not recognized	1.9%	—	—
Effect of valuation allowance	—	—	12.4%
Effect of non-deductible expenses	0.3%	(0.3)%	—%
Effective tax rate	(17.8)%	16.2%	24.9%

Schedule of Significant Components of Deferred Tax	Significant components of deferred tax were as follows:
	Acceleration of depreciation on property and equipment	Allowance for expected credit losses	Provision for employee benefits	Tax losses	Total	Total
	HK$	HK$	HK$	HK$	HK$	US$
Balance as of January 1, 2022	905,179	—	—	—	905,179	116,065
Recognized in the income statement	(6,463)	—	—	2,672,794	2,666,331	341,881
Less: valuation allowance	—	—	—	—	—	—
Balance as of December 31, 2022	898,716	—	—	2,672,794	3,571,510	457,946
Recognized in the income statement	(29,457)	—	—	(1,471,421)	(1,500,878)	(192,150)
Exchange difference	—	—	—	—	—	(703)
Less: valuation allowance	—	—	—	—	—	—
Balance as of December 31, 2023	869,259	—	—	1,201,373	2,070,632	265,093
Recognized in the income statement	(42,921)	197,559	(173,716)	(147,741)	(166,819)	(21,477)
Exchange difference	—	—	—	—	—	1,479
Less: valuation allowance	—	—	—	(1,053,632)	(1,053,632)	(135,643)
Balance as of December 31, 2024	826,338	197,559	(173,716)	—	850,181	109,452